Executive and Supervisory Board Compensation (Details) - Executive Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Executive and Supervisory Board Compensation
Short-term employee benefits	€ 17,183	€ 21,116	€ 19,632
Share-based payment	16,215	22,279	24,469
Subtotal	33,398	43,395	44,101
Post-employment benefits	50	(269)	1,033
thereof defined-benefit	(104)	(711)	673
thereof defined-contribution	154	441	360
Termination benefits		21,615
Total	€ 33,448	€ 64,741	€ 45,134